Document and Entity Information	Jan. 08, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jan. 08, 2024
Entity File Number	001-40511
Entity Registrant Name	MOVING iMAGE TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1836381
Entity Address State Or Province	CA
Entity Address, Address Line One	17760 Newhope Street
Entity Address, City or Town	Fountain Valley
Entity Address, Postal Zip Code	92708
City Area Code	714
Local Phone Number	751-7998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	MITQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001770236
Current Fiscal Year End Date	--06-30
Amendment Flag	false